Trade accounts and other receivables	12 Months Ended
Dec. 31, 2019
Trade accounts and other receivables
Trade accounts and other receivables

7.   Trade accounts and other receivables

As of December 31, 2019 and December 31, 2018, trade accounts and other receivables are as follows:

Trade accounts and other receivables

in € THOUS

	December 31,		December 31,
	2019		2018
		thereof credit-		thereof credit-
		Impaired		Impaired
Trade accounts and other receivables, gross	3,562,704	366,497	3,349,515	325,240
thereof finance lease receivables	57,398	—	28,726	—
less allowances	(141,358)	(102,269)	(118,015)	(85,775)
Trade accounts and other receivables	3,421,346	264,228	3,231,500	239,465

The other receivables in the amount of €100,613 include receivables from finance leases, operating leases and insurance contracts (December 31, 2018: €66,496).

All trade accounts and other receivables are due within one year. A small portion of the trade account receivables are subject to factoring agreements.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €132,144 (December 31, 2018: €120,668) are included in the balance sheet item "Other non-current assets".

The following table shows the development of the allowance for doubtful accounts in the fiscal years 2019, 2018 and 2017:

Development of allowance for doubtful accounts

in € THOUS

	2019	2018	2017

Allowance for doubtful accounts as of January 1	118,015	474,891	482,461
Change in valuation allowances as recorded in the consolidated statements of income	42,315	19,112	549,631
Write-offs and recoveries of amounts previously written-off	(18,587)	(378,201)	(501,229)
Foreign currency translation	(385)	2,213	(55,972)
Allowance for doubtful accounts as of December 31	141,358	118,015	474,891

The following tables show the ageing analysis of trade accounts and other receivables and the allowance for doubtful accounts as of December 31, 2019 and as of December 31, 2018:

Aging analysis of trade accounts and other receivables 2019

in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	1,997,671	899,987	229,012	184,768	251,266	3,562,704
less allowance for doubtful accounts	(9,385)	(8,411)	(6,267)	(13,325)	(103,970)	(141,358)
Trade accounts and other receivables, net	1,988,286	891,576	222,745	171,443	147,296	3,421,346

Aging analysis of trade accounts and other receivables 2018

in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts receivable	1,863,149	848,092	217,024	175,079	246,171	3,349,515
less allowance for doubtful accounts	(8,043)	(4,711)	(5,209)	(5,946)	(94,106)	(118,015)
Trade accounts receivable, net	1,855,106	843,381	211,815	169,133	152,065	3,231,500